PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET

	Computers and electronic equipment	Machines and manufacturing equipment	Furniture and equipment	Vehicles	ERP system and R&D expenses	Leasehold Improvements	Right of use Asset	Total
Cost:
As of January 1, 2022	$440	$-	$201	$968	$-	$59	$362	$2,030
Additions	29	174	28	316	223	14	-	784
Disposals	-	-	-	(380)	-	-		(380)
Additions from newly acquired subsidiary	-	2,242	178	34	-	367	859	3,681
Translation adjustments	(53)	(208)	(48)	(80)	(4)	(37)	(42)	(472)
As of December 31, 2022	$416	$2,208	$359	$858	219	$403	$1,180	$5,642

Accumulated depreciation:
As of January 1, 2022	$288	$-	$142	$368	$-	$59	$101	$958
Additions	37	116	16	88	5	3	107	371
Disposals	-	-	-	(58)	-	-	-	(58)
Additions from newly acquired subsidiary	-	1,657	158	6	-	350	164	2,335
Translation adjustments	(35)	(163)	(27)	(47)	-	(36)	(13)	(321)
As of December 31, 2022	$290	$1,610	$289	$357	$5	$376	$360	$3,286

Net Book Value:
As of December 31, 2022	$126	$598	$70	$501	214	$27	$820	$2,357
As of December 31, 2021	$152	$-	$59	$600	-	$-	$261	$1,072

	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use Asset	Total
Cost:
As of January 1, 2021	$370	$139	$625	$57	$40	$1,231
Additions	52	62	298	-	362	774
Translation adjustments	18	-	45	2	(40)	25
As of December 31, 2021	$440	$201	$968	$59	$362	$2,030

Accumulated depreciation:
As of January 1, 2021	$268	$133	$294	$57	$23	$775
Additions	22	7	92	-	101	222
Translation adjustments	(2)	2	(18)	2	(23)	(39)
As of December 31, 2021	$288	$142	$368	$59	$101	$958

Net Book Value:
As of December 31, 2021	$152	$59	$600	$-	$261	$1,072
As of December 31, 2020	$102	$6	$331	$-	$17	$456